Average Annual Total Returns - DWS Total Return Bond Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 01, 2019	8.74%	6.77%	7.51%	6.89%